Share Based Compensation (Option Assumptions) (Details) - Share Based Options [Member] - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
August 2008 [Member]
Summary Of Option Assumptions [Line Items]
Fair value assumptions method used	Option pricing model - Black-Scholes-Merton	Option pricing model - Black-Scholes-Merton
Grant date	Aug. 25, 2008	Aug. 25, 2008
Dividend yield	2.10%	1.80%
Expected volatility	16.80%	22.00%
Risk free interest rate	0.50%	1.00%
Expected remaining life	1 year 1 month 2 days	1 year 1 month 6 days
Fair value, per option (in Canadian dollars)	CAD 11.98	CAD 14.47
August 2012 [Member]
Summary Of Option Assumptions [Line Items]
Fair value assumptions method used	Option pricing model - Black-Scholes-Merton	Option pricing model - Black-Scholes-Merton
Grant date	Aug. 20, 2012	Aug. 20, 2012
Dividend yield	2.10%	1.80%
Expected volatility	21.00%	18.30%
Risk free interest rate	0.50%	1.20%
Expected remaining life	1 year 3 months 27 days	2 years 3 months 18 days
Fair value, per option (in Canadian dollars)	CAD 11.63	CAD 13.81
March 2013 [Member]
Summary Of Option Assumptions [Line Items]
Fair value assumptions method used	Option pricing model - Black-Scholes-Merton	Option pricing model - Black-Scholes-Merton
Grant date	Mar. 26, 2013	Mar. 26, 2013
Dividend yield	2.10%	1.80%
Expected volatility	19.60%	19.80%
Risk free interest rate	0.50%	1.30%
Expected remaining life	2 years 1 month 21 days	3 years
Fair value, per option (in Canadian dollars)	CAD 10.36	CAD 12.88
March 2014 [Member]
Summary Of Option Assumptions [Line Items]
Fair value assumptions method used	Option pricing model - Black-Scholes-Merton	Option pricing model - Black-Scholes-Merton
Grant date	Mar. 19, 2014	Mar. 19, 2014
Dividend yield	2.10%	1.80%
Expected volatility	18.50%	20.30%
Risk free interest rate	0.60%	1.50%
Expected remaining life	3 years 3 months 3 days	4 years 3 months 18 days
Fair value, per option (in Canadian dollars)	CAD 5.61	CAD 8.53
August 2015 [Member]
Summary Of Option Assumptions [Line Items]
Fair value assumptions method used	Option pricing model - Monte Carlo Simulation
Grant date	Aug. 25, 2015
Expected volatility	29.00%	0.00%
Risk free interest rate	1.20%	0.00%
Expected remaining life	10 years	0 years
Fair value, per option (in Canadian dollars)	CAD 9.36	CAD 0